Acquisitions and Divestitures - Acquisition of AOL Inc. (Details) - AOL Inc - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Jun. 23, 2015	Dec. 31, 2017	Dec. 31, 2016	May 31, 2015
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share)				$ 50.00
Business acquisition, purchase price in cash	$ 3,764	$ 1	$ 179
Number of shares exercised under appraisal rights of Delaware law	6.6
Business acquisition, potential additional payment	$ 330